FAIR VALUE MEASUREMENTS, Intermex Holdings, Inc. and Subsidiaries (Details) - Intermex Holdings, Inc. and Subsidiaries [Member] $ in Millions	Dec. 31, 2017 USD ($)
Additional Fair Value Elements [Abstract]
Estimated fair value of term loan	$ 96.2
Face value percentage	100.50%